UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4009

GOVERNMENT SECURITIES VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

PROFESSIONALLY MANAGED COMBINATION FIXED/VARIABLE ANNUITIES FOR PERSONAL INVESTMENTS AND QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • September 30, 2010

Government Securities Variable Account

Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

Government Securities Variable Account

Issuer	Shares/Par	Value ($)
BONDS - 86.9%
Agency - Other - 5.6%
Financing Corp., 9.4%, 2018	$1,020,000	$1,495,223
Financing Corp., 10.35%, 2018	500,000	774,780
Financing Corp., STRIPS, 0%, 2017	1,220,000	1,024,242

		$3,294,245

Asset-Backed & Securitized - 1.9%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$151,000	$156,497
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	424,864	441,707
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.005%, 2049	249,825	258,135
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.187%, 2051	242,098	257,263

		$1,113,602

Local Authorities - 0.6%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$180,000	$193,394
University of California Rev. (Build America Bonds), 5.77%, 2043	125,000	131,720

		$325,114

Mortgage-Backed - 49.3%
Fannie Mae, 5.503%, 2011	$79,000	$82,417
Fannie Mae, 6.088%, 2011	124,000	127,977
Fannie Mae, 4.73%, 2012	87,608	92,790
Fannie Mae, 4.79%, 2012 - 2015	135,296	147,642
Fannie Mae, 4.542%, 2013	52,049	55,405
Fannie Mae, 4.845%, 2013	241,907	260,088
Fannie Mae, 5%, 2013 - 2039	3,371,346	3,565,502
Fannie Mae, 5.06%, 2013	97,341	102,559
Fannie Mae, 5.159%, 2013	93,477	101,560
Fannie Mae, 4.589%, 2014	81,510	88,524
Fannie Mae, 4.6%, 2014	117,044	126,944
Fannie Mae, 4.609%, 2014	354,880	385,191
Fannie Mae, 4.77%, 2014	98,742	108,247
Fannie Mae, 4.841%, 2014	703,231	768,013
Fannie Mae, 4.872%, 2014	449,160	484,201
Fannie Mae, 5.1%, 2014 - 2015	192,667	212,163
Fannie Mae, 4.56%, 2015	151,219	165,598
Fannie Mae, 4.62%, 2015	168,477	184,799
Fannie Mae, 4.665%, 2015	102,151	112,419
Fannie Mae, 4.7%, 2015	117,420	129,369
Fannie Mae, 4.74%, 2015	94,720	104,593
Fannie Mae, 4.81%, 2015	120,075	134,137
Fannie Mae, 4.815%, 2015	116,604	129,324
Fannie Mae, 4.82%, 2015	236,088	260,628
Fannie Mae, 4.89%, 2015	82,814	91,822
Fannie Mae, 4.921%, 2015	292,473	324,849
Fannie Mae, 5.466%, 2015	196,093	220,598
Fannie Mae, 4.5%, 2016 - 2028	1,453,027	1,541,370
Fannie Mae, 5.724%, 2016	93,437	103,464
Fannie Mae, 6.5%, 2016 - 2037	535,928	594,496
Fannie Mae, 5.5%, 2017 - 2037	5,113,720	5,482,247
Fannie Mae, 6%, 2017 - 2037	1,660,832	1,804,205
Fannie Mae, 5.68%, 2018	41,875	47,037
Fannie Mae, 4.874%, 2019	239,662	269,288
Fannie Mae, 5.6%, 2019	53,944	60,948
Fannie Mae, 4.88%, 2020	72,099	80,711
Fannie Mae, 7.5%, 2022 - 2031	110,968	126,528
Freddie Mac, 4.375%, 2015	130,958	133,382
Freddie Mac, 5%, 2016 - 2040	1,427,076	1,506,263
Freddie Mac, 5.085%, 2019	312,000	350,963
Freddie Mac, 6%, 2019 - 2038	1,341,852	1,452,405
Freddie Mac, 4.224%, 2020	152,529	163,366
Freddie Mac, 4.251%, 2020	119,000	128,797
Freddie Mac, 4.5%, 2022 - 2026	246,167	257,248
Freddie Mac, 5.5%, 2022 - 2036	2,443,169	2,598,285
Freddie Mac, 4%, 2025	530,536	555,595
Freddie Mac, 6.5%, 2032 - 2037	335,009	371,493
Ginnie Mae, 5.5%, 2033 - 2038	875,864	947,195
Ginnie Mae, 4.5%, 2039 - 2040	659,033	696,169
Ginnie Mae, 5.612%, 2058	573,790	622,944
Ginnie Mae, 6.36%, 2058	337,482	371,443

		$28,833,201

Municipals - 4.1%
California Educational Facilities Authority Rev. (Stanford University), 5.25%, 2040	$190,000	$238,608
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	670,000	810,365
Harris County, TX, “C”, AGM, 5.25%, 2027	125,000	157,438
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	350,000	429,891
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	250,000	312,690
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	245,000	315,193
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	115,000	142,914

		$2,407,099

U.S. Government Agencies and Equivalents - 6.3%
Aid-Egypt, 4.45%, 2015	$335,000	$380,041
Empresa Energetica Cornito Ltd., 6.07%, 2010	245,000	245,147
Farmer Mac, 5.5%, 2011 (n)	690,000	717,461
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	43,000	41,818
Small Business Administration, 6.44%, 2021	281,751	308,887
Small Business Administration, 6.625%, 2021	309,705	340,844
Small Business Administration, 4.98%, 2023	170,394	183,048

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

Government Securities Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 4.77%, 2024	$381,822	$411,995
Small Business Administration, 4.99%, 2024	174,301	189,458
Small Business Administration, 5.11%, 2025	221,075	240,220
U.S. Department of Housing & Urban Development, 6.36%, 2016	500,000	522,346
U.S. Department of Housing & Urban Development, 6.59%, 2016	109,000	109,541

		$3,690,806

U.S. Treasury Obligations - 19.1%
U.S. Treasury Bonds, 9.25%, 2016	$19,000	$26,750
U.S. Treasury Bonds, 7.5%, 2016	218,000	291,899
U.S. Treasury Bonds, 7.875%, 2021	63,000	93,348
U.S. Treasury Bonds, 6.25%, 2023	16,000	21,670
U.S. Treasury Bonds, 6.75%, 2026	33,000	48,000
U.S. Treasury Bonds, 5.25%, 2029	1,469,000	1,856,449
U.S. Treasury Bonds, 4.375%, 2038	41,000	46,202
U.S. Treasury Bonds, 4.5%, 2039	371,900	425,826
U.S. Treasury Notes, 1.125%, 2012	1,170,000	1,182,065
U.S. Treasury Notes, 1.375%, 2013	57,000	58,127
U.S. Treasury Notes, 4%, 2014	211,000	233,864
U.S. Treasury Notes, 1.875%, 2014	2,043,000	2,118,495
U.S. Treasury Notes, 4%, 2015	610,000	685,916
U.S. Treasury Notes, 2.625%, 2016	201,000	213,201
U.S. Treasury Notes, 3.75%, 2018 (f)	2,668,000	2,980,658
U.S. Treasury Notes, 3.125%, 2019	417,000	443,095
U.S. Treasury Notes, 6.375%, 2027	326,000	460,577

		$11,186,142

Total Bonds		$50,850,209

MONEY MARKET FUNDS (v) - 4.8%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	2,814,947	$2,814,947

Total Investments		$53,665,156

OTHER ASSETS, LESS LIABILITIES - 8.3%		4,861,898

NET ASSETS - 100.0%		$58,527,054

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $759,279 representing 1.3% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Insurers

AGM	Assured Guaranty Municipal

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Government Securities Variable Account

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the variable account’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the variable account’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the variable account’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the variable account’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the variable account’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the variable account could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the variable account determines its net asset value per share.

Various inputs are used in determining the value of the variable account’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The variable account’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2010 in valuing the variable account’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$18,171,193	$—	$18,171,193
Municipal Bonds	—	2,407,099	—	2,407,099
Corporate Bonds	—	325,114	—	325,114
Residential Mortgage-Backed Securities	—	28,833,201	—	28,833,201
Commercial Mortgage-Backed Securities	—	1,113,602	—	1,113,602
Mutual Funds	2,814,947	—	—	2,814,947

Total Investments	$2,814,947	$50,850,209	$—	$53,665,156

Other Financial Instruments
Futures	$25,684	$—	$—	$25,684

For further information regarding security characteristics, see the Portfolio of Investments.

Government Securities Variable Account

Supplemental Information (Unaudited) 9/30/10 - continued

(2) Derivative Contracts at 9/30/10

Futures Contracts Outstanding at 9/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	18	$2,175,609	December-2010	$23,702
U.S. Treasury Note 10 yr (Long)	USD	3	378,141	December-2010	1,982

					$25,684

At September 30, 2010, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the variable account assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,776,082	15,739,895	(15,701,030)	2,814,947

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,180	$2,814,947

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GOVERNMENT SECURITIES VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: November 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: November 15, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2010

*	Print name and title of each signing officer under his or her signature.